INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK - Schedule of Investment in Subsidiary Undertakings of the Bank (Details) - Subsidiary undertakings of the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in Subsidiary Undertakings of the Bank [Line Items]
At 1 January	£ 33,353	£ 34,084
Additions and capital injections	11	1,055
Capital contributions	36	33
Capital repayments	(2,576)	(1,801)
Disposals	(236)	(18)
At 31 December	£ 30,588	£ 33,353